Intangible and tangible assets - Facilities and equipment under leases (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tangible assets
Assets under leases
Right-of-use assets	$ 7,674	$ 7,424	$ 7,363
Tangible assets | Gross value/Cost
Assets under leases
Right-of-use assets	14,735	13,144	13,079
Tangible assets | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(7,061)	(5,720)	(5,716)
Tangible assets | Exploration and Production activities
Assets under leases
Right-of-use assets	3,307	2,843	2,376
Tangible assets | Exploration and Production activities | Gross value/Cost
Assets under leases
Right-of-use assets	5,918	4,770	4,497
Tangible assets | Exploration and Production activities | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(2,611)	(1,927)	(2,121)
Tangible assets | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	4,367	4,581	4,987
Tangible assets | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	8,817	8,374	8,582
Tangible assets | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(4,450)	(3,793)	(3,595)
Land | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	730	968	999
Land | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	1,183	1,383	1,396
Land | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(453)	(415)	(397)
Machinery, plant and equipment | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	2,611	2,516	2,591
Machinery, plant and equipment | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	5,371	4,751	4,691
Machinery, plant and equipment | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(2,760)	(2,235)	(2,100)
Buildings | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	662	718	1,135
Buildings | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	1,365	1,332	1,750
Buildings | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(703)	(614)	(615)
Other | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	364	379	262
Other | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	898	908	745
Other | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	$ (534)	$ (529)	$ (483)